Net Loss per Share - Additional information (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2023	Dec. 31, 2022
Net Loss per Share
Deemed dividend to the preferred stockholders	$ 2,022	$ 2,981	$ 2,829
Increase in net loss per share from deemed dividend		$ 0.17	$ 0.23